Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurements [Abstract]
Changes in fair value of derivative warrant liabilities	$ 1.0	$ 0.3	$ 2.5	$ 7.7
Derivative warrant liabilities					$ 7.5	$ 6.9